CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 35,581	$ 25,877
Short-term bank deposits	515
Trade receivables (net of allowance for doubtful accounts of $7,883 and $4,327 at December 31, 2017 and 2018, respectively)	123,451	113,719
Other accounts receivable and prepaid expenses	12,135	17,052
Inventories	53,509	54,164
Total current assets	225,191	210,812
NON-CURRENT ASSETS:
Long-term bank deposits	504	996
Deferred tax assets	7,476	988
Severance pay and pension fund	5,096	5,459
Other non-current assets	4,544	3,269
PROPERTY AND EQUIPMENT, NET	33,613	29,870
INTANGIBLE ASSETS, NET	6,576	2,199
Total long-term assets	57,809	42,781
Total assets	283,000	253,593
CURRENT LIABILITIES:
Trade payables	78,892	75,476
Deferred revenues	3,873	5,193
Other accounts payable and accrued expenses	27,256	24,781
Total current liabilities	110,021	105,450
LONG-TERM LIABILITIES:
Deferred tax liability	28	141
Accrued severance pay and pensions	9,711	10,085
Other long-term liabilities	3,672	4,019
Total long-term liabilities	13,411	14,245
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2017 and 2018; Issued: 81,526,715 and 83,571,181 shares at December 31, 2017 and 2018, respectively; Outstanding: 78,045,192 and 80,089,658 shares at December 31, 2017 and 2018, respectively	214	214
Additional paid-in capital	415,408	410,817
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2017 and 2018	(20,091)	(20,091)
Accumulated other comprehensive loss	(9,208)	(7,171)
Accumulated deficit	(226,755)	(249,871)
Total shareholders' equity	159,568	133,898
Total liabilities and shareholders' equity	$ 283,000	$ 253,593